Schedule of property and equipment, net (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Opening balance	$ 593,357	$ 127,148
Additions	460,023	761,814
Accumulated Depreciation	479,046	295,606
Net	$ 574,334	$ 593,357
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years	3 years
Opening balance	$ 593,357	$ 127,148
Additions	456,865	758,936
Accumulated Depreciation	475,888	292,727
Net	$ 574,334	$ 593,357
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years	3 years
Opening balance	$ 0	$ 0
Additions	3,158	2,878
Accumulated Depreciation	3,158	2,878
Net	$ 0	$ 0